Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Term Note [Member]
Debt Instrument [Line Items]
Term note payable	$ 30,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility maturity date			Sep. 30, 2018
Revolving credit facility maximum borrowing availability			300,000,000
Revolving credit facility interest date	Borrowings under the revolving credit facility bear either a variable interest rate equal to (i) the greater of the lender's prime rate, the federal funds effective rate plus 0.5%, or an adjusted LIBOR plus 1.0%, in each case plus either an additional 1.25%, 1.50% or 1.75%, subject to certain conditions, or (ii) an adjusted LIBOR rate plus either 2.25%, 2.50% or 2.75%, subject to certain conditions
Revolving credit facility, LIBOR rate	Adjusted LIBOR plus 1.0%
Revolving credit facility federal funds effective rate	Federal funds effective rate plus 0.5%
Federal funds effective rate	0.50%
LIBOR rate	1.00%
Outstanding borrowings under revolving credit facility	0
Amortization related to deferred financing costs included in interest expense	$ 321,000	$ 271,000	$ 765,000
Revolving Credit Facility [Member] | Interest Rate LIBOR One [Member]
Debt Instrument [Line Items]
Adjusted LIBOR rate percentage	1.25%
Revolving Credit Facility [Member] | Interest Rate LIBOR Two [Member]
Debt Instrument [Line Items]
Adjusted LIBOR rate percentage	1.50%
Revolving Credit Facility [Member] | Interest Rate LIBOR Three [Member]
Debt Instrument [Line Items]
Adjusted LIBOR rate percentage	1.75%
Revolving Credit Facility [Member] | Interest Rate LIBOR Four [Member]
Debt Instrument [Line Items]
Adjusted LIBOR rate percentage	2.25%
Revolving Credit Facility [Member] | Interest Rate LIBOR Five [Member]
Debt Instrument [Line Items]
Adjusted LIBOR rate percentage	2.50%
Revolving Credit Facility [Member] | Interest Rate LIBOR Six [Member]
Debt Instrument [Line Items]
Adjusted LIBOR rate percentage	2.75%